Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2013
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(259,585)	(456,660)	43,034

	Thousands of shares
Weighted-average shares outstanding	1,003,559	1,003,578	1,005,417
Effect of dilutive securities:
Stock acquisition rights	—	—	67
Zero coupon convertible bonds	—	—	65,308

Weighted-average shares for diluted EPS computation	1,003,559	1,003,578	1,070,792

	Yen
Basic EPS	(258.66)	(455.03)	42.80

Diluted EPS	(258.66)	(455.03)	40.19

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2011, 2012 and 2013 were 19,383 thousand shares, 22,417 thousand shares and 17,272 thousand shares, respectively. The potential shares were excluded as anti-dilutive for the fiscal years ended March 31, 2011 and 2012 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for those fiscal years and potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal year ended March 31, 2013 as the exercise price for those shares was in excess of the average market value of Sony’s common stock for the fiscal year. The zero coupon convertible bonds issued in November 2012 was included in the diluted EPS calculation under the if-converted method beginning upon issuance.